Financial Instruments and Related Risk Management - Disclosure of Detailed Information About Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 237,926	$ 238,578	$ 169,009
Value added taxes receivable	46,531	41,641
Other current financial assets	26,486	36,319
Trade and other payables	(120,666)	(76,002)
Trade and other current receivables	7,729	$ 4,271
Canadian dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	52,978
Restricted cash	12,574
Value added taxes receivable	0
Other current financial assets	7,644
Trade and other payables	(3,547)
Trade and other current receivables	90
Net assets (liabilities) exposure	69,739
Effect of +/- 10% change in currency	6,974
Mexican peso [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	36,575
Restricted cash	48,010
Value added taxes receivable	42,979
Other current financial assets	0
Trade and other payables	(47,023)
Trade and other current receivables	0
Net assets (liabilities) exposure	80,541
Effect of +/- 10% change in currency	8,054
Amounts in foreign currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	89,553
Restricted cash	60,584
Value added taxes receivable	42,979
Other current financial assets	7,644
Trade and other payables	(50,570)
Trade and other current receivables	90
Net assets (liabilities) exposure	150,280
Effect of +/- 10% change in currency	$ 15,028